February 1, 2008


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Global Financial Services Fund, Inc.
Post-Effective Amendment No. 11 to the Registration
Statement on Form N-1A (Securities Act File No.
333-80061, Investment Company Act File No. 811-09375

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), BlackRock
Global Financial Services Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund's
Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 11 to the Fund's Registration Statement on
Form N-1A was filed electronically with the Securities and Exchange Commission on
January 28, 2008

Very truly yours,

BlackRock Global Financial Services Fund, Inc.

/s/ Denis R. Molleur

Denis R. Molleur
Managing Director
Legal & Compliance